Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000099775 | Below BBB
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000099775 | Credit Rating Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000099775 | AAA
Holdings [Line Items]
Percent of Net Asset Value	57.00%
C000099775 | AA
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000099775 | A
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000099775 | BBB
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000099775 | SectorAgriculture
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000099775 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000099775 | SectorPrecious Metals
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000099775 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000099775 | SectorLivestock
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000099775 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000099775 | Government & Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000099775 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000099775 | Asset-Backed
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000099775 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000099775 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000099775 | Other Assets and Liabilities, Net
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000099777 | Below BBB
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000099777 | Credit Rating Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000099777 | AAA
Holdings [Line Items]
Percent of Net Asset Value	57.00%
C000099777 | AA
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000099777 | A
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000099777 | BBB
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000099777 | SectorAgriculture
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000099777 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000099777 | SectorPrecious Metals
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000099777 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000099777 | SectorLivestock
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000099777 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000099777 | Government & Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000099777 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000099777 | Asset-Backed
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000099777 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000099777 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000099777 | Other Assets and Liabilities, Net
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000172345 | Below BBB
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000172345 | Credit Rating Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000172345 | AAA
Holdings [Line Items]
Percent of Net Asset Value	57.00%
C000172345 | AA
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000172345 | A
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000172345 | BBB
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000172345 | SectorAgriculture
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000172345 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000172345 | SectorPrecious Metals
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000172345 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000172345 | SectorLivestock
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000172345 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000172345 | Government & Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000172345 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000172345 | Asset-Backed
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000172345 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000172345 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000172345 | Other Assets and Liabilities, Net
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000099779 | Below BBB
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000099779 | Credit Rating Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000099779 | AAA
Holdings [Line Items]
Percent of Net Asset Value	57.00%
C000099779 | AA
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000099779 | A
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000099779 | BBB
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000099779 | SectorAgriculture
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000099779 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000099779 | SectorPrecious Metals
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000099779 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000099779 | SectorLivestock
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000099779 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000099779 | Government & Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000099779 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000099779 | Asset-Backed
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000099779 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000099779 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000099779 | Other Assets and Liabilities, Net
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000099774 | Below BBB
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000099774 | Credit Rating Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000099774 | AAA
Holdings [Line Items]
Percent of Net Asset Value	57.00%
C000099774 | AA
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000099774 | A
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000099774 | BBB
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000099774 | SectorAgriculture
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000099774 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000099774 | SectorPrecious Metals
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000099774 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000099774 | SectorLivestock
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000099774 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000099774 | Government & Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000099774 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000099774 | Asset-Backed
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000099774 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000099774 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000099774 | Other Assets and Liabilities, Net
Holdings [Line Items]
Percent of Net Asset Value	1.00%